Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 7,154	$ 3,088
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Reclassification adjustments on cash flow hedges, net of tax	(386)	1
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	1	0
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	6	(4)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	73	12
Total other comprehensive (loss) income	(306)	9
Total comprehensive income	6,848	3,097
Attributable to:
Equity holders of Barrick Mining Corporation	4,687	2,153
Non-controlling interests	2,161	944
Income tax relating to net change on equity investments	(9)	0
Income tax relating to actuarial loss on post employment benefit obligations	0	0
Income tax relating to cash flow hedges included in other comprehensive income	$ 0	$ 0